Other liabilities	12 Months Ended
Dec. 31, 2025
Other liabilities
Other liabilities

20 Other liabilities

Other liabilities are amounts due to third parties that are not financial liabilities, including lease liabilities held at amortised cost. Other liabilities represent, for example, amounts due for goods and services that have been received but not invoiced, tax due to HMRC, and retirement benefit liabilities. Liabilities which have a level of uncertainty regarding their timing or the future cost to settle them are included in other liabilities as provisions for liabilities and charges.

	2025	2024
Other liabilities	£m	£m
Lease liabilities	535	630
Provisions for liabilities and charges	619	864
Retirement benefit liabilities (Note 5)	78	80
Accruals	1,350	1,353
Deferred income	422	394
Current tax	76	263
Deferred tax (Note 7)	104	99
Other liabilities (1)	842	918
Total	4,026	4,601

(1)	Other liabilities include liabilities of disposal groups of £27 million (2024 - nil).

		Litigation
	Customer	and other		Commitments
	redress	regulatory	Property	and guarantees	Other (1)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2025	420	128	90	55	171	864
Expected credit loss impairment release	—	—	—	3	—	3
Currency translation and other movements	1	(7)	—	—	3	(3)
Charge to income statement	78	39	26	—	220	363
Release to income statement	(42)	(50)	(24)	—	(46)	(162)
Provisions utilised	(175)	(46)	(19)	—	(206)	(446)
At 31 December 2025	282	64	73	58	142	619

(1)	Other materially comprises provisions for restructuring costs and provision for Bank of England Levy.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

For accounting policy information refer to Accounting policy 3.12.

Background information on all material provisions is given in Note 25.